Consolidated Statement of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income tax	¥ 13,921	¥ 41,671	¥ 23,842
Adjustments for:
Investment income	(125,167)	(122,727)	(109,147)
Net realised and unrealised losses/(gains) on financial assets	37,869	(6,225)	1,056
Insurance contracts	190,210	176,148	131,354
Depreciation and amortisation	2,638	2,240	2,083
Foreign exchange losses/(gains)	194	(52)	(582)
Share of profit of associates and joint ventures, net	(7,745)	(7,143)	(5,855)
Changes in operating assets and liabilities:
Securities at fair value through profit or loss	(9,020)	76,378	(76,318)
Financial liabilities at fair value through profit or loss	1,114	931	1,539
Receivables and payables	48,838	38,967	124,466
Income tax paid	(9,991)	(4,473)	(9,331)
Interest received - securities at fair value through profit or loss	3,527	4,497	5,465
Dividends received - securities at fair value through profit or loss	1,164	778	526
Net cash inflow/(outflow) from operating activities	147,552	200,990	89,098
CASH FLOWS FROM INVESTING ACTIVITIES
Disposals of debt investments	48,942	30,540	10,447
Maturities of debt investments	110,425	142,845	50,101
Disposals of equity investments	278,003	506,306	508,476
Disposals of property, plant and equipment	274	103	114
Purchases of debt investments	(294,238)	(516,051)	(173,628)
Purchases of equity investments	(335,301)	(500,737)	(537,012)
Purchases of property, plant and equipment	(19,546)	(9,619)	(5,310)
Investments in associates and joint ventures	(34,928)	(37,304)	(65,158)
Decrease/(increase) in term deposits, net	(109,590)	92,148	37,515
Decrease/(increase) in securities purchased under agreements to resell, net	26,258	6,981	(22,035)
Interest received	106,342	98,012	78,891
Dividends received	19,503	29,014	20,390
Decrease/(increase) in policy loans, net	(34,208)	(15,515)	(7,483)
Cash paid related to other investing activities	(309)	(399)	(11)
Net cash inflow/(outflow) from investing activities	(238,373)	(173,676)	(104,703)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase/(decrease) in securities sold under agreements to repurchase, net	104,832	6,228	49,999
Interest paid	(3,990)	(5,671)	(4,891)
Dividends paid to equity holders of the Company	(11,690)	(7,164)	(12,257)
Dividends paid to non-controlling interests	(149)	(135)	(151)
Cash received from borrowings	727	3,121	13,831
Capital injected into subsidiaries by non-controlling interests	3,560	4,034	2,939
Cash repaid to lenders		(38,000)	(30,000)
Cash paid related to other financing activities	(327)	(8,008)	(13,200)
Net cash inflow/(outflow) from financing activities	92,963	(45,595)	6,270
Foreign exchange gains/(losses) on cash and cash equivalents	81	(179)	285
Net increase/(decrease) in cash and cash equivalents	2,223	(18,460)	(9,050)
Cash and cash equivalents, Beginning of the year	48,586	67,046	76,096
Cash and cash equivalents, End of the year	50,809	48,586	67,046
Analysis of balances of cash and cash equivalents
Cash at banks and in hand	50,792	47,444	64,364
Short-term bank deposits	¥ 17	¥ 1,142	¥ 2,682